Taxation (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Temporary difference in accounts receivable recognition	$ 5,727	$ 5,353
Temporary difference in research and development costs	3,187	3,738
Accrued expense	402
Net operating loss carried forward	10,841	7,676
Share-based compensation	76	78
Allowance for doubtful accounts	3,585	3,802
Total deferred tax assets	23,818	20,647
Valuation allowance	(11,820)	(7,577)
Deferred tax assets, net of valuation allowance	$ 11,998	$ 13,070